                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01241

                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[PHOTO IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2003

EATON VANCE LARGE-CAP GROWTH FUND

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                1-800-262-1122.

                                   ----------

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

   From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LARGE-CAP GROWTH FUND as of September 30, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President

During the year ended September 30, 2003, Eaton Vance Large-Cap Growth Fund ("the Fund"), had a total return of 20.72%. That return was the result of an increase in net asset value (NAV) per share from $7.48 on September 30, 2002, to $9.03 on September 30, 2003.(1)

For comparison, the Fund's benchmark index, the S&P 500 Composite Index ("the S&P 500") - an unmanaged index of 500 common stocks used as a measure of U.S. stock market performance - posted a return of 24.38% for the one year period ended September 30, 2003.(2)

AFTER A FALSE START, A CAUTIOUS BUT SUSTAINED RECOVERY IN THE STOCK MARKETS ...

Last fall, there appeared to be stirrings of economic improvement in the U.S., and stocks rebounded accordingly. However, later in the year and early in 2003, the lead-up to the Iraq War, more accounting scandals, the SARS epidemic, and restrained business investment combined to cause the markets to decline again amid all the uncertainty. With the onset of the war in March 2003, though, the market found its legs again, and there were hints of economic improvement over the summer. The S&P 500 rose for the sixth consecutive month in August 2003, the longest positive streak since 1998(2). September, historically the worst month for the S&P 500, saw a modest decline of 1.2%, compared to an average loss of 6.4% in each of the last four Septembers(2). The market's recovery since March has been driven, in our opinion, by a strong earnings outlook, sustained consumer strength, and acceleration in economic activity.

NEW OPPORTUNITIES FOR GROWTH STOCKS ...

We feel optimistic that the recovery we've seen in the U.S. equity markets to date can be sustained. Our analyst team stands poised to seek out further opportunities among large-cap growth stocks in the year ahead. In the pages that follow, William R. Hackney, Marilyn R. Irvin, Paul J. Marshall, and Daniel W. Boone, members of the Atlanta Capital Management investment team, review the Fund's performance over the past year.

AN IMPORTANT NOTICE TO OUR SHAREHOLDERS ...

On October 20, 2003, the Board of Trustees of Eaton Vance Growth Trust unanimously approved the reorganization of Eaton Vance Large-Cap Growth Fund into Atlanta Capital Large-Cap Growth Fund. Under the terms of the reorganization, the Fund will transfer all of its assets to Atlanta Capital Large-Cap Growth Fund in exchange for shares of that fund. Like the Fund, Atlanta Capital Large-Cap Growth Fund invests substantially all of its assets in Large-Cap Growth Portfolio. It is expected that the merger will be treated as a tax-free reorganization for federal tax purposes. The merger is expected to close on or around January 9, 2004.

                                                 Sincerely,


                                                 /s/ Thomas E. Faust Jr.
                                                 Thomas E. Faust Jr.
                                                 President
                                                 November 14, 2003

FUND INFORMATION
as of September 30, 2003

PERFORMANCE(1)

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                                                                20.72%
Life of Fund+                                                           -6.93%

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                                                13.73%
Life of Fund+                                                          -10.73%

+Inception Date - 4/30/02

TEN LARGEST HOLDINGS(3) By total net assets

Microsoft Corp.                                    3.4%
General Electric Co.                               2.9
Intel Corp.                                        2.7
American International Group, Inc.                 2.6
Pfizer, Inc.                                       2.6
Kohl's Corp.                                       2.4
Exxon Mobil Corp.                                  2.4
Dell, Inc.                                         2.3
Franklin Resources, Inc.                           2.3
Coca-Cola Company (The)                            2.2


(1)Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.
(2)It is not possible to invest directly in an Index.
(3)Ten largest holdings accounted for 25.8% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE
        SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
                                    INVESTED.

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S WILLIAM R. HACKNEY, III, MANAGING PARTNER; MARILYN R. IRVIN, SENIOR VICE PRESIDENT; PAUL J. MARSHALL, VICE PRESIDENT AND DIRECTOR OF RESEARCH; AND DANIEL W. BOONE, MANAGING PARTNER, WHO CONSTITUTE THE INVESTMENT TEAM MANAGING LARGE-CAP GROWTH PORTFOLIO

[PHOTO OF MARILYN R. IRVIN, WILLIAM R. HACKNEY, III AND DANIEL W. BOONE III]

Marilyn R. Irvin
William R. Hackney, III
Daniel W. Boone, III
(NOT PICTURED: PAUL J. MARSHALL)

Q: Describe the overall stock market environment for the Fund during the year ended September 30, 2003.

A: MR. HACKNEY: The stock market environment was favorable and much improved from the prior year. Interest rates and inflation remained low by historic standards. The economy continued to expand, while corporate earnings exhibited a strong recovery from the depressed levels of 2001 and 2002. A large tax cut was implemented by the Bush Administration--one that included a cut in the capital gains tax rate and a cut in the tax rate on dividends. As a result, after three years of generally disappointing equity returns, the stock market averages rose sharply in response to these favorable forces.

FIVE LARGEST INDUSTRY POSITIONS+
By total net assets

[CHART]

Diversified Financial Services                     9.2%
Health Care - Drugs - Major                        8.9%
Semiconductors                                     7.3%
Retail- Specialty & Apparel                        4.7%
IT Consulting & Services                           4.6%

+ As of September 30, 2003. Industry positions subject to change due to active management.

Q: Can you give the shareholders a summary of the Fund's performance over the past year?

A: MR. BOONE: We are pleased to report that the Fund recorded a solid gain over the past year, led by a strong recovery in the Portfolio's technology and retailing issues. The gain in the Fund, however, trailed the gain in its benchmark, the S&P 500.* This was due primarily to the Portfolio's emphasis on higher-quality, more seasoned companies. Lower-quality, lower-priced, less seasoned companies generally recorded the sharpest price gains over the past year. Thus, the Portfolio's performance relative to the S&P 500 was negatively impacted by its emphasis on stocks that we believed possessed stronger financial qualities.* Partially offsetting this negative impact was the positive effect of favorable sector weightings, particularly the Portfolio's overweighting in the technology sector relative to the benchmark S&P 500.*

Q: How did the Fund pursue its investment strategies over the past 12 months?

A: MR. HACKNEY: The Fund's investment objective is to seek long-term growth by investing primarily in common stocks of large companies. In pursuit of this objective, during the past year, the Portfolio emphasized economically sensitive sectors that we believed stood to benefit most from a cyclical recovery in the economy in general and capital spending in particular. Throughout the period, the Portfolio was overweighted in technology and basic materials stocks relative to their respective weightings in the S&P 500.* Conversely, the Portfolio maintained underweighted positions in more defensive sectors of the economy, such as consumer staples and financials.

* It is not possible to invest directly in an Index.

Q: Were there any significant shifts in sector emphasis over the past year?

A: MS. IRVIN: There were only modest shifts in sector emphasis during the past year. The energy sector weighting was reduced due to concern about the prospects of falling oil and natural gas prices. The telecommunications services sector was also reduced due to fierce price competition and lackluster growth prospects. Two sectors received increased emphasis--the consumer discretionary sector (namely, retailers, restaurants and advertising) and the industrial sector.

Q: What stocks and industry groups most negatively impacted Fund performance for the period?

A: MR. BOONE: The Portfolio's health care stocks detracted most from performance during the past 12 months. After showing strong relative performance during the bear market of 2000-2002, the health care sector began to lag the market in 2003. Consequently, the Portfolio's overweighted position in this sector detracted from returns. In addition, the Portfolio's stock selection was adversely impacted by the price declines of two of its drug company holdings. However, the Portfolio continues to maintain an overweighted position in the health care sector because of its favorable long-term growth dynamics and attractive valuation relative to historic norms.

Q: What stocks and industry groups most positively impacted Fund performance for the period?

A: MR. HACKNEY: Technology stocks had the most beneficial impact on Fund performance due both to favorable stock selection and sector weighting. The information technology sector within the S&P 500 rose almost 60% for the 12 months ending September 30, 2003.* The Portfolio maintained an overweighted position in technology stocks, relative to the S&P 500.* Two of the Portfolio's technology holdings more than doubled in price over the 12 months ended September 30, 2003.

Q: Some market observers cite the persistence of high unemployment rates and the recent strong performance of lower quality, more speculative stocks as reasons to be cautious on the investment outlook. Do these factors give you cause for concern?

A: :MS. IRVIN: These particular factors are not cause for alarm in our view. In fact, we believe that many of the favorable forces that drove stock prices over the past year will remain more or less in place for the coming year. As a result, we remain cautiously optimistic on the outlook for equities. The unemployment rate is generally a lagging economic indicator, meaning that often it doesn't begin to decline until several quarters after a recovery in economic activity and stock prices. What's more, the reluctance of corporations to hire additional workers is one key reason that corporate profit margins and productivity has improved. This has led to the resurgence in corporate earnings, a key driver of stock prices.

   We are also not concerned about the recent strong performance of so called "speculative" stocks. Historically, in the early phases of a stock market recovery, lower-priced, lower-quality, less seasoned companies have often recorded the sharpest price gains simply because they suffered the sharpest declines during the preceding bear market. So it's not unusual for the so-called "blue chips" to lag the market averages during the early phases of a market recovery. We don't interpret this price action as a sign of market speculation, but rather a normal occurrence for this phase of the stock market cycle.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

* It is not possible to invest directly in an Index.

PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
EATON VANCE LARGE-CAP GROWTH FUND VS. THE S&P 500 INDEX*
     April 30, 2002 - September 30, 2003

                 LARGE-CAP GROWTH- A
                      4/30/2002

               FUND         FUND           S&P
             VALUE AT    VALUE WITH        500
DATE            NAV     SALES CHARGE      INDEX
---------------------------------------------------
 4/30/2002      10000          10000          10000
 5/31/2002       9960        9387.37        9926.59
 6/30/2002       9170        8642.79        9219.76
 7/31/2002       8470        7983.03        8501.25
 8/31/2002       8370        7888.78        8556.91
 9/30/2002       7480        7049.95        7627.78
10/31/2002       8020        7558.91        8298.51
11/30/2002       8600        8105.56        8786.48
12/31/2002       8090        7624.88        8270.56
 1/31/2003       7780         7332.7        8054.31
 2/28/2003       7710        7266.73        7933.29
 3/31/2003       7810        7360.98         8010.1
 4/30/2003       8390        7907.63        8669.58
 5/31/2003       8800        8294.06        9125.92
 6/30/2003       8850        8341.19        9242.51
 7/31/2003       9140        8614.51        9405.55
 8/31/2003       9320        8784.17        9588.61
 9/30/2003       9030        8510.84        9487.08

PERFORMANCE**

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)

One Year                                                                20.72%
Life of Fund+                                                           -6.93%

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)

One Year                                                                13.73%
Life of Fund+                                                          -10.73%

+Inception Date - 4/30/02


 *Source: Thomson Financial. Investment operations commenced 4/30/02.

  The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of stocks commonly used as measure of stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and in the S&P 500 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

**Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect the maximum 5.75% sales charge.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE LARGE-CAP GROWTH FUND as of September 30, 2003
FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2003

ASSETS
Investment in Large-Cap Growth Portfolio, at value
    (identified cost, $3,298,930)                                               $  3,312,552
Receivable for Fund shares sold                                                        2,782
Receivable from the Administrator                                                     51,280
----------------------------------------------------------------------------------------------
Total assets                                                                    $  3,366,614
----------------------------------------------------------------------------------------------


LIABILITIES
Payable for Fund shares redeemed                                                $        100
Accrued expenses                                                                      11,765
----------------------------------------------------------------------------------------------
Total liabilities                                                               $     11,865
----------------------------------------------------------------------------------------------
Net Assets                                                                      $  3,354,749
----------------------------------------------------------------------------------------------


SOURCES OF NET ASSETS
Paid-in capital                                                                 $  3,339,121
Accumulated undistributed net realized gain from Portfolio (computed on
    the basis of identified cost)                                                      2,006
Net unrealized appreciation from Portfolio (computed on the basis of
    identified cost)                                                                  13,622
----------------------------------------------------------------------------------------------
Total                                                                           $  3,354,749
----------------------------------------------------------------------------------------------


NET ASSET VALUE AND REDEMPTION PRICE PER SHARE

($3,354,749 DIVIDED BY 371,307 shares of beneficial interest outstanding)       $       9.03
----------------------------------------------------------------------------------------------


MAXIMUM OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------
(100 DIVIDED BY 94.25 of net asset value per share)                             $       9.58
----------------------------------------------------------------------------------------------
On sales of $50,000 or more, the offering price is reduced.

Statement of Operations

For the Year Ended
September 30, 2003

INVESTMENT INCOME
Dividends allocated from Portfolio                                              $     12,723
Interest allocated from Portfolio                                                         75
Expenses allocated from Portfolio                                                     (8,478)
----------------------------------------------------------------------------------------------
Net investment income from Portfolio                                            $      4,320
----------------------------------------------------------------------------------------------


EXPENSES
Administration fee                                                              $      1,607
Service fees                                                                           2,679
Registration fees                                                                     30,160
Custodian fee                                                                         10,728
Legal and accounting services                                                          8,593
Printing and postage                                                                   2,819
Transfer and dividend disbursing agent fees                                            1,176
Miscellaneous                                                                          1,749
----------------------------------------------------------------------------------------------
Total expenses                                                                  $     59,511
----------------------------------------------------------------------------------------------
Deduct--
    Reduction of administration fee                                             $      1,607
    Allocation of expenses to the Administrator                                       51,280
----------------------------------------------------------------------------------------------
Total expense reductions                                                        $     52,887
----------------------------------------------------------------------------------------------

Net expenses                                                                    $      6,624
----------------------------------------------------------------------------------------------

Net investment loss                                                             $     (2,304)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $      2,711
----------------------------------------------------------------------------------------------
Net realized gain                                                               $      2,711
----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                         $     35,395
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            $     35,395
----------------------------------------------------------------------------------------------

Net realized and unrealized gain                                                $     38,106
----------------------------------------------------------------------------------------------

Net increase in net assets from operations                                      $     35,802
----------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

INCREASE (DECREASE)                                   YEAR ENDED          PERIOD ENDED
IN NET ASSETS                                         SEPTEMBER 30, 2003  SEPTEMBER 30, 2002(1)
-----------------------------------------------------------------------------------------------
From operations --
    Net investment loss                                    $     (2,304)        $          (41)
    Net realized gain (loss)                                      2,711                   (705)
    Net change in unrealized
      appreciation (depreciation)                                35,395                (21,773)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                                        $     35,802         $      (22,519)
-----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
    Proceeds from sale of shares                           $  4,340,245         $      264,031
    Cost of shares redeemed                                  (1,262,810)                    --
-----------------------------------------------------------------------------------------------
Net increase in net assets from
    Fund share transactions                                $  3,077,435         $      264,031
-----------------------------------------------------------------------------------------------

Net increase in net assets                                 $  3,113,237         $      241,512
-----------------------------------------------------------------------------------------------


NET ASSETS

At beginning of year                                       $    241,512         $           --
-----------------------------------------------------------------------------------------------
At end of year                                             $  3,354,749         $      241,512
-----------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       See notes to financial statements.

Financial Highlights

                                                                   YEAR ENDED SEPTEMBER 30,
                                                                 -----------------------------------
                                                                    2003(1)      2002(1)(2)
----------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                             $      7.480   $     10.000
----------------------------------------------------------------------------------------------------


INCOME (LOSS) FROM OPERATIONS

Net investment loss                                              $     (0.019)  $     (0.006)
Net realized and unrealized gain (loss)                                 1.569         (2.514)
----------------------------------------------------------------------------------------------------
Total income (loss) from operations                              $      1.550   $     (2.520)
----------------------------------------------------------------------------------------------------


Net asset value -- End of period                                 $      9.030   $      7.480
----------------------------------------------------------------------------------------------------


Total Return(3)                                                         20.72%        (25.20)%
----------------------------------------------------------------------------------------------------


RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                          $      3,355   $        242
Ratios (As a percentage of average daily net assets):
    Net expenses(4)                                                      1.40%          1.40%(5)
    Net investment loss                                                 (0.21)%        (0.17)%(5)
Portfolio Turnover of the Portfolio                                        34%            11%
----------------------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect a reduction of the administration fee and an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per per share would have been as follows:

Ratios (As a percentage of average daily net assets):
    Expenses(4)                                                          6.34%       122.77%(5)
    Net investment loss                                                 (5.15)%      (121.54)%(5)
Net investment loss per share                                    $     (0.147)  $     (4.290)
----------------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, April 30, 2002 to September 30, 2002.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5) Annualized.

                       See notes to financial statements.

EATON VANCE LARGE-CAP GROWTH FUND as of September 30, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund's shares are generally sold subject to a sales charge imposed at time of purchase. The Fund invests all of its investable assets in interests in Large-Cap Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (11.2% at September 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

   D OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                      YEAR ENDED SEPTEMBER 30,
                                                    ----------------------------
                                                      2003             2002(1)
   -----------------------------------------------------------------------------
   Sales                                             495,181          32,298
   Redemptions                                      (156,172)             --
   -----------------------------------------------------------------------------
   Net increase                                      339,009          32,298
   -----------------------------------------------------------------------------

   (1) For the period from the start of business, April 30, 2002 to September 30, 2002.

4  TRANSACTIONS WITH AFFILIATES

   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended September 30, 2003, the administration fee amounted to $1,607, all of which was waived. To reduce the net investment loss of the Fund, the Administrator was allocated $51,280 of the Fund's operating expenses for the year ended September 30, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended September 30, 2003, EVM earned $6,652 in sub-transfer agent fees from the Fund The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,888 as its portion of the sales charge on sales of Fund shares for the year ended September 30, 2003. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  SERVICE PLAN

   The Trust has in effect a Service Plan (the Plan) for the fund that is designed to meet the service fee requirements of the sales charge rule of the National Association of Securities Dealers, Inc. The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the year ended September 30, 2003 amounted to $2,679.

6  CONTINGENT DEFERRED SALES CHARGE

   Fund shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within one year of purchase (depending on the circumstances of purchase). The CDSC is based on the lower of the net asset value at the time of purchase or the time of redemption. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. EVD did not receive any CDSC paid by shareholders for the year ended September 30, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2003 aggregated $4,337,462 and $1,301,259, respectively.

8  SHAREHOLDER MEETING (UNAUDITED)

   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                            NUMBER OF SHARES
                                                       -------------------------
   NOMINEE FOR TRUSTEE                                   AFFIRMATIVE   WITHHOLD
   -----------------------------------------------------------------------------
   Jessica M. Bibliowicz                                 40,558           101
   Donald R. Dwight                                      40,558           101
   James B. Hawkes                                       40,558           101
   Samuel L. Hayes, III                                  40,558           101
   William H. Park                                       40,558           101
   Norton H. Reamer                                      40,558           101
   Lynn A. Stout                                         40,558           101

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

9  SUBSEQUENT EVENTS

   On October 20, 2003, the Board of Trustees of the Trust approved the reorganization of Eaton Vance Large-Cap Growth Fund into Atlanta Capital Large-Cap Growth Fund. It is expected that the reorganization will be treated as a tax-free reorganization for federal tax purposes. The reorganization is expected to close on or around January 9, 2004.

   Effective on or about November 19, Eaton Vance Large-Cap Growth Fund will be closed to all new investors. Once the reorganization is consummated, Eaton Vance Large-Cap Growth Fund will be terminated.

EATON VANCE LARGE-CAP GROWTH FUND as of September 30, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF EATON VANCE LARGE-CAP GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Large-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2003, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended September 30, 2003 and the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Large-Cap Growth Fund at September 30, 2003, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2003

PORTFOLIO OF INVESTMENTS

Common Stocks -- 98.1%

SECURITY                                                       SHARES             VALUE
---------------------------------------------------------------------------------------------------
ADVERTISING -- 1.6%

Omnicom Group, Inc.                                                      6,700    $       481,395
---------------------------------------------------------------------------------------------------
                                                                                  $       481,395
---------------------------------------------------------------------------------------------------

AEROSPACE AND DEFENSE -- 1.8%

General Dynamics Corp.                                                   7,000    $       546,420
---------------------------------------------------------------------------------------------------
                                                                                  $       546,420
---------------------------------------------------------------------------------------------------

BANKS -- 2.0%

Bank of America Corp.                                                    7,500    $       585,300
---------------------------------------------------------------------------------------------------
                                                                                  $       585,300
---------------------------------------------------------------------------------------------------

BEVERAGES - SOFT DRINK -- 2.2%

Coca-Cola Company (The)                                                 15,100    $       648,696
---------------------------------------------------------------------------------------------------
                                                                                  $       648,696
---------------------------------------------------------------------------------------------------

BIOTECHNOLOGY -- 1.3%

Amgen, Inc.(1)                                                           6,000    $       387,420
---------------------------------------------------------------------------------------------------
                                                                                  $       387,420
---------------------------------------------------------------------------------------------------

COMPUTER HARDWARE -- 3.5%

Dell, Inc.(1)                                                           20,300    $       677,817
Hewlett-Packard Co.                                                     18,000            348,480
---------------------------------------------------------------------------------------------------
                                                                                  $     1,026,297
---------------------------------------------------------------------------------------------------

COMPUTER STORAGE AND PERIPHERAL -- 1.2%

EMC Corp.(1)                                                            27,400    $       346,062
---------------------------------------------------------------------------------------------------
                                                                                  $       346,062
---------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 9.2%

American Express Co.                                                    13,000    $       585,780
Fannie Mae                                                               5,500            386,100
Franklin Resources, Inc.                                                15,200            671,992
Merrill Lynch & Co., Inc.                                               12,000            642,360
SEI Investments Co.                                                     13,400            435,500
---------------------------------------------------------------------------------------------------
                                                                                  $     2,721,732
---------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 1.8%

Emerson Electric Co.                                                    10,000    $       526,500
---------------------------------------------------------------------------------------------------
                                                                                  $       526,500
---------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%

Molex Inc.                                                              15,100    $       431,709
---------------------------------------------------------------------------------------------------
                                                                                  $       431,709
---------------------------------------------------------------------------------------------------

FOOD DISTRIBUTORS -- 1.3%

Sysco Corp.                                                             12,000    $       392,520
---------------------------------------------------------------------------------------------------
                                                                                  $       392,520
---------------------------------------------------------------------------------------------------

GENERAL MERCHANDISE -- 1.9%

Wal-Mart Stores, Inc.                                                   10,100    $       564,085
---------------------------------------------------------------------------------------------------
                                                                                  $       564,085
---------------------------------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 1.5%

Estee Lauder Companies, Inc. (The)                                      13,000    $       443,300
---------------------------------------------------------------------------------------------------
                                                                                  $       443,300
---------------------------------------------------------------------------------------------------

HEALTH CARE - DRUGS MAJOR -- 8.9%

Johnson & Johnson Co.                                                    8,000    $       396,160
Lilly (Eli) & Co.                                                        8,000            475,200
Merck & Co., Inc.                                                       12,000            607,440
Pfizer, Inc.                                                            24,950            757,981
Schering-Plough Corp.                                                   25,000            381,000
---------------------------------------------------------------------------------------------------
                                                                                  $     2,617,781
---------------------------------------------------------------------------------------------------

HEALTH CARE - EQUIPMENT -- 3.5%

DENTSPLY International, Inc.                                             9,300    $       417,012
Medtronic, Inc.                                                         13,000            609,960
---------------------------------------------------------------------------------------------------
                                                                                  $     1,026,972
---------------------------------------------------------------------------------------------------

HEALTH CARE - FACILITY -- 1.9%

Health Management Associates, Inc., Class A                             25,500    $       556,155
---------------------------------------------------------------------------------------------------
                                                                                  $       556,155
---------------------------------------------------------------------------------------------------

HEALTH CARE - MANAGED CARE -- 1.3%

WellPoint Health Networks, Inc.(1)                                       5,000    $       385,400
---------------------------------------------------------------------------------------------------
                                                                                  $       385,400
---------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 2.9%

General Electric Co.                                                    29,000    $       864,490
---------------------------------------------------------------------------------------------------
                                                                                  $       864,490
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
INDUSTRIAL GASES -- 2.1%

Air Products and Chemicals, Inc.                                        14,000    $       631,400
---------------------------------------------------------------------------------------------------
                                                                                  $       631,400
---------------------------------------------------------------------------------------------------

INSURANCE - LIFE AND HEALTH -- 1.8%

Aflac Corp.                                                             16,000    $       516,800
Medco Health Solutions, Inc.(1)                                          1,157             30,001
---------------------------------------------------------------------------------------------------
                                                                                  $       546,801
---------------------------------------------------------------------------------------------------

INSURANCE - MULTILINE -- 2.6%

American International Group, Inc.                                      13,350    $       770,295
---------------------------------------------------------------------------------------------------
                                                                                  $       770,295
---------------------------------------------------------------------------------------------------

IT CONSULTING AND SERVICES -- 4.6%

CDW Corp.                                                                7,000    $       404,180
Fiserv, Inc.(1)                                                         14,000            507,220
SunGard Data Systems, Inc.(1)                                           16,500            434,115
---------------------------------------------------------------------------------------------------
                                                                                  $     1,345,515
---------------------------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL -- 2.0%

Dover Corp.                                                             17,100    $       604,827
---------------------------------------------------------------------------------------------------
                                                                                  $       604,827
---------------------------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED -- 0.9%

3M Co.                                                                   4,000    $       276,280
---------------------------------------------------------------------------------------------------
                                                                                  $       276,280
---------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.9%

Nucor Corp.                                                              6,000    $       275,280
---------------------------------------------------------------------------------------------------
                                                                                  $       275,280
---------------------------------------------------------------------------------------------------

NETWORKING EQUIPMENT -- 1.9%

Cisco Systems, Inc.(1)                                                  28,600    $       558,844
---------------------------------------------------------------------------------------------------
                                                                                  $       558,844
---------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.0%

EOG Resources, Inc.                                                     14,000    $       584,360
---------------------------------------------------------------------------------------------------
                                                                                  $       584,360
---------------------------------------------------------------------------------------------------

OIL AND GAS - INTEGRATED -- 2.3%

Exxon Mobil Corp.                                                       19,000    $       695,400
---------------------------------------------------------------------------------------------------
                                                                                  $       695,400
---------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 1.7%

Avery Dennison Corp.                                                    10,000    $       505,200
---------------------------------------------------------------------------------------------------
                                                                                  $       505,200
---------------------------------------------------------------------------------------------------

PUBLISHING -- 2.0%

Tribune Co.                                                             13,000    $       596,700
---------------------------------------------------------------------------------------------------
                                                                                  $       596,700
---------------------------------------------------------------------------------------------------

RESTAURANTS -- 2.1%

Brinker International, Inc.(1)                                          18,500    $       617,160
---------------------------------------------------------------------------------------------------
                                                                                  $       617,160
---------------------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 1.9%

Walgreen Co.                                                            18,000    $       551,520
---------------------------------------------------------------------------------------------------
                                                                                  $       551,520
---------------------------------------------------------------------------------------------------

RETAIL - HOME IMPROVEMENT -- 1.8%

Home Depot, Inc. (The)                                                  16,500    $       525,525
---------------------------------------------------------------------------------------------------
                                                                                  $       525,525
---------------------------------------------------------------------------------------------------
RETAIL - SPECIALTY AND APPAREL -- 4.7%

Bed Bath and Beyond, Inc.(1)                                            10,000    $       381,800
Kohl's Corp.(1)                                                         13,000            695,500
Tiffany and Co.                                                          8,000            298,640
---------------------------------------------------------------------------------------------------
                                                                                  $     1,375,940
---------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 7.3%

Intel Corp.                                                             28,500    $       784,035
Linear Technology Corp.                                                 15,900            569,379
Microchip Technology, Inc.                                              14,000            335,160
QLogic Corp.(1)                                                         10,000            470,100
---------------------------------------------------------------------------------------------------
                                                                                  $     2,158,674
---------------------------------------------------------------------------------------------------

SERVICES - DATA PROCESSING -- 1.1%

Concord EFS, Inc.(1)                                                    23,100    $       315,777
---------------------------------------------------------------------------------------------------
                                                                                  $       315,777
---------------------------------------------------------------------------------------------------

SYSTEMS SOFTWARE -- 3.4%

Microsoft Corp.                                                         36,000    $     1,000,440
---------------------------------------------------------------------------------------------------
                                                                                  $     1,000,440
---------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                       SHARES              VALUE
---------------------------------------------------------------------------------------------------
TELEPHONE -- 1.7%

SBC Communications, Inc.                                                22,000    $       489,500
---------------------------------------------------------------------------------------------------
                                                                                  $       489,500
---------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
  (IDENTIFIED COST $26,479,731)                                                   $    28,977,672
---------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.1%
  (IDENTIFIED COST $26,479,731)                                                   $    28,977,672
---------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 1.9%                                            $       558,679
---------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                              $    29,536,351
---------------------------------------------------------------------------------------------------

(1)  Non-income producing security.

                       See notes to financial statements.

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2003

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of September 30, 2003

ASSETS

Investments, at value (identified cost, $26,479,731)                         $   28,977,672
Cash                                                                              1,525,714
Receivable for investments sold                                                   1,021,068
Interest and dividends receivable                                                    20,617
---------------------------------------------------------------------------------------------
Total assets                                                                 $   31,545,071
---------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                            $    1,985,836
Accrued expenses                                                                     22,884
---------------------------------------------------------------------------------------------
Total liabilities                                                            $    2,008,720
---------------------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio                    $   29,536,351
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                      $   27,038,410
Net unrealized appreciation (computed on the basis of identified cost)            2,497,941
---------------------------------------------------------------------------------------------
Total                                                                        $   29,536,351
---------------------------------------------------------------------------------------------

Statement of Operations

For the Year Ended
September 30, 2003

INVESTMENT INCOME

Dividends                                                                    $      274,330
Interest                                                                              1,675
---------------------------------------------------------------------------------------------
Total investment income                                                      $      276,005
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                       $      144,535
Trustees' fees and expenses                                                             182
Custodian fee                                                                        23,464
Legal and accounting services                                                        16,968
Miscellaneous                                                                         1,911
---------------------------------------------------------------------------------------------
Total expenses                                                               $      187,060
---------------------------------------------------------------------------------------------
Deduct --

     Reduction of investment adviser fee                                     $        9,510
---------------------------------------------------------------------------------------------
Total expense reductions                                                     $        9,510
---------------------------------------------------------------------------------------------

Net expenses                                                                 $      177,550
---------------------------------------------------------------------------------------------

Net investment income                                                        $       98,455
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net Realized Gain (Loss) --
    Investment transactions (identified cost basis)                          $   (1,023,651)
---------------------------------------------------------------------------------------------
Net realized loss                                                            $   (1,023,651)
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                      $    5,079,769
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                         $    5,079,769
---------------------------------------------------------------------------------------------

Net realized and unrealized gain                                             $    4,056,118
---------------------------------------------------------------------------------------------

Net increase in net assets from operations                                   $    4,154,573
---------------------------------------------------------------------------------------------

                       See notes to financial statements.

Statements of Changes in Net Assets

INCREASE (DECREASE)                           YEAR ENDED           PERIOD ENDED
IN NET ASSETS                                 SEPTEMBER 30, 2003   SEPTEMBER 30, 2002
---------------------------------------------------------------------------------------
From operations --
     Net investment income                      $       98,455       $       16,480
     Net realized loss                              (1,023,651)          (1,455,506)
     Net change in unrealized
       appreciation (depreciation)                   5,079,769           (2,581,828)
---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                               $    4,154,573       $   (4,020,854)
---------------------------------------------------------------------------------------
Capital transactions --
    Contributions                               $   14,400,880       $   22,385,941
    Withdrawals                                     (6,176,187)          (1,308,012)
---------------------------------------------------------------------------------------
Net increase in net assets from
  capital transactions                          $    8,224,693       $   21,077,929
---------------------------------------------------------------------------------------

Net increase in net assets                      $   12,379,266       $   17,057,075
---------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                            $   17,157,085       $      100,010
---------------------------------------------------------------------------------------
At end of year                                  $   29,536,351       $   17,157,085
---------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       See notes to financial statements.

Supplementary Data

                                                                                    YEAR ENDED SEPTEMBER 30,
                                                                                   -----------------------------
                                                                                        2003         2002(1)
----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
     Net expenses                                                                         0.80%         0.92%(2)
     Net investment income                                                                0.44%         0.20%(2)
Portfolio Turnover                                                                          34%           11%
----------------------------------------------------------------------------------------------------------------
Total Return                                                                             22.95%       (25.97)%
----------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                                            $    29,536   $    17,157
----------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                               0.84%         0.98%(2)
   Net investment income                                                                  0.40%         0.14%(2)
----------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.
(2)  Annualized.

                       See notes to financial statements.

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations that rank in the top 1,000 U.S. companies (large company stocks), emphasizing quality growth companies with a demonstrated record of consistent earnings growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2003, the Eaton Vance Large-Cap Growth Fund and Atlanta Capital Large-Cap Growth Fund held approximate 11.2% and 88.5% interests in the Portfolio, respectively. The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.650% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2003, the advisory fee amounted to $144,535. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $9,510. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC (Atlanta Capital), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.400% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $15,520,275 and $7,521,048 respectively, for the year ended September 30, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2003, as computed on a federal income tax basis, were as follows:

   Aggregate cost                         $ 26,482,273
   -----------------------------------------------------

   Gross unrealized appreciation          $  3,596,983
   Gross unrealized depreciation            (1,101,584)
   -----------------------------------------------------

   Net unrealized appreciation            $  2,495,399
   -----------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

6  INTERESTHOLDER MEETING (UNAUDITED)

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                INTEREST IN THE PORTFOLIO
                                -------------------------
   NOMINEE FOR TRUSTEE           AFFIRMATIVE    WITHHOLD
---------------------------------------------------------
   Jessica M. Bibliowicz            100%          0%

   Donald R. Dwight                 100%          0%

   James B. Hawkes                  100%          0%

   Samuel L. Hayes, III             100%          0%

   William H. Park                  100%          0%

   Norton H. Reamer                 100%          0%

   Lynn A. Stout                    100%          0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

LARGE-CAP GROWTH PORTFOLIO as of September 30, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF LARGE-CAP GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large-Cap Growth Portfolio (the Portfolio) as of September 30, 2003, the related statement of operations for the year then ended, the statement of changes in net assets and the supplementary data for the year ended September 30, 2003 and the period from the start of business, April 30, 2002, to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Large-Cap Growth Portfolio at September 30, 2003, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

EATON VANCE LARGE-CAP GROWTH FUND

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Large-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                            POSITION(S)        TERM OF                                      NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                        IN FUND COMPLEX
        NAME AND          TRUST AND THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY           OTHER
     DATE OF BIRTH           PORTFOLIO         SERVICE          DURING PAST FIVE YEARS           TRUSTEE(1)      DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz        Trustee       Trustee of the   President and Chief Executive           191                 None
11/28/59                                     Trust since    Officer of National Financial
                                             1998; of the   Partners (financial services
                                           Portfolio since  company) (since April 1999).
                                                2001        President and Chief Operating
                                                            Officer of John A. Levin & Co.
                                                            (registered investment
                                                            adviser) (July 1997 to April
                                                            1999) and a Director of Baker,
                                                            Fentress & Company, which owns
                                                            John A. Levin & Co. (July 1997
                                                            to April 1999). Ms. Bibliowicz
                                                            is an interested person
                                                            because of her affiliation
                                                            with a brokerage firm.

James B. Hawkes          Trustee of the    Trustee of the   Chairman, President and Chief           193           Director of EVC
11/9/41                  Trust; Trustee      Trust since    Executive Officer of BMR, EVC,
                        and President of    1989; Trustee   EVM and EV; Director of EV;
                          the Portfolio     and President   Vice President and Director of
                                               of the       EVD. Trustee and/or officer of
                                           Portfolio since  193 registered investment
                                                2001        companies in the Eaton Vance
                                                            Fund Complex. Mr. Hawkes is an
                                                            interested person because of
                                                            his positions with BMR, EVM,
                                                            EVC and EV, which are
                                                            affiliates of the Trust and
                                                            the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III         Trustee       Trustee of the   Jacob H. Schiff Professor of            193              Director of
2/23/35                                      Trust since    Investment Banking Emeritus,                            Tiffany & Co.
                                             1989; of the   Harvard University Graduate                              (specialty
                                           Portfolio since  School of Business                                      retailer) and
                                                 2001       Administration.                                         Telect, Inc.
                                                                                                                  (telecommunication
                                                                                                                      services
                                                                                                                      company)

William H. Park              Trustee          Since 2003    President and Chief Executive           190                 None
9/19/47                                                     Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (since 2002).
                                                            Executive Vice President and
                                                            Chief Financial Officer,
                                                            United Asset Management
                                                            Corporation (a holding company
                                                            owning institutional
                                                            investment management firms)
                                                            (1982-2001).

Ronald A. Pearlman            Trustee        Since 2003     Professor of Law, Georgetown            190                 None
7/10/40                                                     University Law Center (since
                                                            1999). Tax Partner, Covington
                                                            & Burling, Washington, DC
                                                            (1991-2000).

                            POSITION(S)        TERM OF                                      NUMBER OF PORTFOLIOS
                             WITH THE        OFFICE AND                                        IN FUND COMPLEX
        NAME AND          TRUST AND THE       LENGTH OF         PRINCIPAL OCCUPATION(S)          OVERSEEN BY           OTHER
     DATE OF BIRTH           PORTFOLIO         SERVICE          DURING PAST FIVE YEARS           TRUSTEE(1)      DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer             Trustee       Trustee of the   President and Chief Executive           193                 None
9/21/35                                      Trust since    Officer of Asset Management
                                             1989; of the   Finance Corp. (a specialty
                                           Portfolio since  finance company serving the
                                                 2001       investment management
                                                            industry) (since October
                                                            2003). President, Unicorn
                                                            Corporation (an investment and
                                                            financial advisory services
                                                            company) (since September
                                                            2000). Formerly Chairman,
                                                            Hellman, Jordan Management
                                                            Co., Inc. (an investment
                                                            management company)
                                                            (2000-2003). Formerly Advisory
                                                            Director of Berkshire Capital
                                                            Corporation (investment
                                                            banking firm) (2002-2003).
                                                            Formerly Chairman of the
                                                            Board, United Asset Management
                                                            Corporation (a holding company
                                                            owning institutional
                                                            investment management firms)
                                                            and Chairman, President and
                                                            Director, UAM Funds (mutual
                                                            funds) (1980-2000).

Lynn A. Stout                Trustee       Trustee of the   Professor of Law, University            193                 None
9/14/57                                      Trust since    of California at Los Angeles
                                             1998; of the   School of Law (since July
                                           Portfolio since  2001). Formerly, Professor of
                                                2001        Law, Georgetown University Law
                                                            Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                               POSITION(S)                  TERM OF
                                WITH THE                  OFFICE AND
         NAME AND            TRUST AND THE                 LENGTH OF                            PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH              PORTFOLIO                   SERVICE                             DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust;  President of the Trust since  Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                   Vice President of the    2002; Vice President of the  Chief Investment Officer of EVM and BMR and
                               Portfolio             Portfolio since 2001(2)    Director of EVC. Chief Executive Officer of Belair
                                                                                Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                                Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                                and Belrose Capital Fund LLC (private investment
                                                                                companies sponsored by EVM). Officer of 53
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Daniel W. Boone, III      Vice President of the           Since 2001            Managing Partner and member of the Executive
7/3/44                          Portfolio                                       Committee of Atlanta Capital. Officer of
                                                                                1registered investment company managed by EVM or
                                                                                BMR.

Gregory L. Coleman        Vice President of the           Since 2001            Partner of Atlanta Capital. Officer of 10
10/28/49                          Trust                                         registered investment companies managed by EVM or
                                                                                BMR.

William R. Hackney, III   Vice President of the           Since 2001            Managing Partner and member of the Executive
4/12/48                        Portfolio                                        Committee of Atlanta Capital. Officer of 3
                                                                                registered investment companies managed by EVM or
                                                                                BMR.

Marilyn Robinson Irvin    Vice President of the           Since 2001            Senior Vice President and Principal of Atlanta
6/17/58                        Portfolio                                        Capital. Officer of 1 registered investment
                                                                                company managed by EVM or BMR.

Paul J. Marshall          Vice President of the           Since 2003            Vice President of Atlanta Capital. Portfolio
5/2/65                         Portfolio                                        manager for Bank of America Capital Management
                                                                                (1995-2000). Officer of 3 registered investment
                                                                                companies managed by EVM or BMR.

James A. Womack           Vice President of the           Since 2001            Vice President of Atlanta Capital. Officer of 10
11/20/68                         Trust                                          registered investment companies managed by EVM or
                                                                                BMR.

Alan R. Dynner                 Secretary          Secretary of the Trust since  Vice President, Secretary and Chief Legal Officer
10/10/40                                          1997; of the Portfolio since  of BMR, EVM, EVD, EV and EVC. Officer of 193
                                                              2001              registered investment companies managed by EVM or
                                                                                BMR.

Kristin S. Anagnost          Treasurer of the             Since 2002(2)         Assistant Vice President of EVM and BMR. Officer
6/12/65                         Portfolio                                       of 110 registered investment companies managed by
                                                                                EVM or BMR.

James L. O'Connor        Treasurer of the Trust           Since 1989            Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                                                                          registered investment companies managed by EVM or
                                                                                BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                INVESTMENT ADVISER OF LARGE-CAP GROWTH PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                    SUB-ADVISER OF LARGE-CAP GROWTH PORTFOLIO
                         ATLANTA CAPITAL MANAGEMENT LLC
                           1349 West Peachtree Street
                                   Suite 1600
                                Atlanta, GA 30309


               ADMINISTRATOR OF EATON VANCE LARGE-CAP GROWTH FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109


                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260


                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116


                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122


                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                        EATON VANCE LARGE-CAP GROWTH FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1444-11/03                                                                LCGSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust (On Behalf of Eaton Vance Large Cap Growth Fund)
-------------------------------------------------------------------------


By:    /S/ Thomas E. Faust Jr.
       --------------------------
       Thomas E. Faust Jr.
       President


Date:  November 17, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       --------------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2003
       -----------------


By:    /S/ Thomas E. Faust Jr.
       --------------------------
       Thomas E. Faust Jr.
       President


Date:  November 17, 2003
       -----------------